DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Consolidated Statements of Cash Flows and the Condensed Consolidated Statements of Convertible Redeemable Preferred Stock
The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of convertible redeemable preferred stock and stockholders’ deficit for the twelve months ended December 31, 2022:

Recapitalization
Cash – SWAG trust and cash, net of redemptions	58,841
Cash – PIPE equity financing	1,052
Less: Transaction and advisory fees paid in cash	(54,409)
Less: Cash election consideration paid in cash at the Closing Date	(4,109)

Net proceeds from Business Combination	1,375
Plus: Issuance of common stock to settle certain transaction costs	3,588
Less: non-cash items charged against additional paid-in capital	(17,510)
Less: Deferred cash election consideration (Note 9)	(9,198)

Net contributions from Business Combination and PIPE equity financing	(21,745)

Schedule of Common Shares Outstanding
The number of shares of Common Stock outstanding immediately following the consummation of the Business Combination was as follows:

Number of Shares

SWAG Common Stock, outstanding prior to the Business Combination	1,425,492
Less: Redemption of SWAG shares	(851,080)

SWAG Common Stock	574,412
Shares issued in PIPE equity financing	25,854
Shares issued to financial advisors to settle transaction and issuance costs	20,375

Business Combination and PIPE equity financing shares	620,641
Nogin shares	2,714,073

Total shares of common stock immediately after Business Combination	3,334,714